Significant transactions (Details)										1 Months Ended	3 Months Ended		6 Months Ended
	May 08, 2019 USD ($)	May 07, 2019 USD ($)	Apr. 09, 2019 USD ($)	Apr. 08, 2019 USD ($)	Dec. 01, 2018 USD ($)	Sep. 06, 2018 USD ($)	Apr. 06, 2018 USD ($)	Mar. 27, 2018 USD ($)	Jan. 22, 2018 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 06, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets derecognized													$ 20,025,000,000
Profit (loss) from discontinued operations											$ 4,691,000,000	$ 40,000,000	4,590,000,000	$ 98,000,000
Intangible assets other than goodwill											27,221,000,000		27,221,000,000			$ 38,719,000,000
Revenue from sale of goods											11,764,000,000	11,359,000,000	22,923,000,000	22,287,000,000
Dividend in kind distribution liability											(23,434,000,000)		(23,434,000,000)
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed													3,409,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net											4,691,000,000		4,691,000,000
Distribution of dividend to dividend bearing shares													1,273,000,000
Innovative Medicines
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill											25,443,000,000		25,443,000,000			26,042,000,000
Revenue from sale of goods											9,503,000,000	9,053,000,000	18,532,000,000	17,619,000,000
Sandoz
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill											1,727,000,000		1,727,000,000			1,875,000,000
Revenue from sale of goods											2,475,000,000	2,497,000,000	4,840,000,000	5,071,000,000
Corporate
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill											51,000,000		51,000,000			123,000,000
Revenue from sale of goods											(214,000,000)	(191,000,000)	$ (449,000,000)	(403,000,000)
Alcon
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill																$ 10,700,000,000
Dividend in kind distribution liability										$ 26,400,000,000
Decrease of distribution liability				$ 3,000,000,000
Percentage of equity interest shares received				4.70%
Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													On September 6, 2018, Novartis announced it has agreed to sell selected portions of its Sandoz US portfolio, specifically the Sandoz US dermatology business and generic US oral solids portfolio, to Aurobindo Pharma USA Inc. (Aurobindo), for USD 0.8 billion in cash and potential earn-outs. The Sandoz US portfolios to be sold to Aurobindo include approximately 300 products as well as additional development projects. The sale includes the Sandoz US generic and branded dermatology businesses as well as its dermatology development center. As part of the transaction, Aurobindo will acquire the manufacturing facilities in Wilson, North Carolina, and in Hicksville and Melville, New York. The transaction is expected to close in the course of 2019 following the completion of customary closing conditions. As the fair value of the consideration (USD 0.8 billion) less costs to sell was below the carrying value of the divested business (USD 1.0 billion, which includes an allocation of Sandoz goodwill of USD 0.2 billion), an impairment of the net assets to be divested in the amount of USD 0.2 billion was recognized as a reduction to goodwill. In the Group’s consolidated balance sheet at June 30, 2019 and at December 31, 2018, the business assets and liabilities of the Sandoz US dermatology business and generic US oral solids portfolio are separately shown as assets and liabilities of disposal group held for sale. The disposal group, assets and liabilities classified as held for sale consist of the following: There are no cumulative income or expenses included in other comprehensive income relating to the disposal group.
Sandoz | Sandoz
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill						$ 200,000,000
Impairment loss						200,000,000
Consideration transferred, divestment-date fair value						800,000,000
Carrying value of the divested business						$ 1,000,000,000
Number of products in portfolio to be sold						300
Alcon
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													On June 29, 2018, Novartis announced its intention to seek shareholder approval for the spin-off of the Alcon business into a separately traded standalone company, following the complete structural separation of the Alcon business into a standalone company (the Alcon business or Alcon Inc.). The Novartis AG shareholders approved the spin-off of the Alcon business at the 2019 Annual General Meeting held on February 28, 2019, subject to completion of certain conditions precedent to the distribution. Upon shareholder approval, the Alcon business was reported as discontinued operations and the fair value of the Alcon business exceeded the carrying value of its net assets. The conditions precedent to the spin-off were met and on April 8, 2019, the spin-off of the Alcon business was effected by way of a distribution of a dividend in kind of Alcon Inc. shares to Novartis AG shareholders and ADR (American Depositary Receipt) holders (the Distribution). Through the Distribution, each Novartis AG shareholder received 1 Alcon Inc. share for every 5 Novartis AG shares/ADRs they held on April 8, 2019, close of business. As of April 9, 2019, the shares of Alcon Inc. are listed on the SIX Swiss Exchange (SIX) and on the New York Stock Exchange (NYSE) under the symbol “ALC”. The dividend in kind distribution liability to effect the spin-off of the Alcon business (the distribution liability) amounted to USD 26.4 billion at March 31, 2019, unchanged from its initial recognition on February 28, 2019, and was in excess of the carrying value of the Alcon business net assets as of February 28, 2019, and as of March 31, 2019. The net assets of the Alcon business amounted to USD 23.1 billion as at March 31, 2019. On March 6, 2019, Alcon entered into financing arrangements with a syndicate of banks under which it borrowed on April 2, 2019 a total amount of USD 3.2 billion. These borrowings consisted of approximately USD 2.8 billion and the equivalent of USD 0.4 billion in EUR in bridge and other term loans under such Alcon facilities agreement. In addition, approximately USD 0.3 billion of borrowings under a number of local bilateral facilities in different countries, with the largest share of borrowings in Japan, were raised. This resulted in a total gross debt of USD 3.5 billion. These outstanding borrowings of the Alcon legal entities were recorded in discontinued operations. Prior to the spin-off, through a series of intercompany transactions, Alcon legal entities paid approximately USD 3.1 billion in cash to Novartis and its affiliates. At the April 8, 2019 Distribution, the fair value of the distribution liability of the Alcon business amounted to USD 23.4 billion. A decrease of USD 3.0 billion from March 31, 2019. As mentioned above, prior to the spin-off, through a series of intercompany transactions, Alcon legal entities incurred additional net financial debt and paid approximately USD 3.1 billion in cash to Novartis and its affiliates. This additional net debt and transactions resulted in a decrease in Alcon’s net assets to USD 20.0 billion at the date of the Distribution of the dividend in kind to Novartis AG shareholders on April 8, 2019. The distribution liability at April 8, 2019, remained in excess of the then carrying value of the Alcon business net assets. Certain consolidated foundations own Novartis AG dividend bearing shares restricting their availability for use by the Group. These Novartis AG shares are accounted for as treasury shares. Through the Distribution, these foundations received Alcon Inc. shares representing an approximate 4.7% equity interest in Alcon Inc. Upon the loss of control of Alcon Inc. through the Distribution, the financial investment in Alcon Inc. was recognized at its fair value based on the opening traded share price of Alcon Inc. on April 9, 2019 (a Level 1 hierarchy valuation). At initial recognition, its fair value of USD 1.3 billion was reported on the Group’s consolidated balance sheet as a financial asset. Management has designated this investment at fair value through other comprehensive income. The total non-taxable non-cash gain recognized at the completion of the spin-off of the Alcon business on April 9, 2019, amounted to USD 4.7 billion consisting of:
Advanced Accelerator Applications (AAA)
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													On October 30, 2017, Novartis entered into a binding memorandum of understanding with Advanced Accelerator Applications S.A. (AAA), a company headquartered in Saint-Genis-Pouilly, France, under which Novartis agreed to commence a tender offer for 100% of the share capital of AAA subject to certain conditions. Novartis commenced the tender offer on December 7, 2017, to purchase all of the outstanding ordinary shares for a price of USD 41 per share and USD 82 per American Depositary Share (ADS), each representing two ordinary shares of AAA, which expired on January 19, 2018. The offer valued AAA’s equity at USD 3.9 billion, on a fully diluted basis. As of January 19, 2018, the expiration date of the tender offer, approximately 97% of the then-outstanding fully diluted ordinary shares, including ordinary shares represented by ADSs (hereinafter collectively referred to as “the outstanding shares”), were validly tendered. On January 22, 2018, Novartis accepted and paid USD 3.9 billion for the outstanding shares tendered in the offer. On January 22, 2018, Novartis commenced a subsequent offering period that expired on January 31, 2018. As of the expiration of the subsequent offering period, an additional 1.8% of the outstanding shares were validly tendered. Novartis accepted and paid approximately USD 60 million, resulting in an increase in Novartis ownership in AAA to 98.7%. The fair value of the total purchase consideration was USD 3.9 billion. The purchase price allocation resulted in net identifiable assets of approximately USD 1.9 billion, consisting of USD 2.5 billion intangible assets, USD 0.6 billion net deferred tax liabilities, and goodwill of approximately USD 2.0 billion. In 2018, from the date of the acquisition the business generated net sales of USD 0.4 billion. Management estimates net sales for the entire year 2018 would have amounted to USD 0.4 billion had AAA been acquired at the beginning of 2018. The 2018 results from operations since the date of the acquisition were not material. As of December 31, 2018, Novartis held 99.1% of the then-outstanding fully diluted ordinary shares, including ordinary shares represented by ADSs. AAA is a radiopharmaceutical company that develops, produces and commercializes molecular nuclear medicines – including Lutathera (USAN: lutetium Lu 177 dotatate/INN: lutetium (177Lu) oxodotreotide), a first-in-class radioligand therapy product for neuroendocrine tumors – and a portfolio of diagnostic products. Radiopharmaceuticals, such as Lutathera, are unique medicinal formulations containing radioisotopes, which are used clinically for both diagnosis and therapy.
Advanced Accelerator Applications (AAA) | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents									$ (3,900,000,000)
Identifiable assets acquired (liabilities assumed)									1,900,000,000
Additional recognition, goodwill									$ 2,000,000,000
Percentage of Share capital in tender offer									100.00%
Cash offer per ordinary share									$ 41
Cash offer per ADS									$ 82
Number of ordinary share per ADS									2
Value of equity									$ 3,900,000,000
Percentage of share capital tendered at the expiration of the tender offer									97.00%
Deferred tax liability (asset)									$ 600,000,000
Intangible assets other than goodwill									$ 2,500,000,000
Total percentage of share capital tendered after the subsequent offering period of the tender offer									98.70%
Percentage of share capital tendered at the subsequent offering period of the tender offer									1.80%
Consideration paid for share capital tendered at the subsequent offering period of the tender offer									$ 60,000,000
Revenue from sale of goods									400,000,000
Proforma net sales									$ 400,000,000
Proportion of ownership interest in subsidiary									99.10%
AveXis, Inc.
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													On April 6, 2018, Novartis entered into an agreement and plan of merger with AveXis, Inc., a US-based clinical stage gene therapy company, under which Novartis commenced on April 17, 2018, a tender offer to purchase all outstanding common stock of AveXis, Inc. for USD 218 per share in cash. On May 15, 2018, Novartis completed the acquisition of the common stock of AveXis, Inc. and paid a total of USD 8.7 billion. The fair value of the total purchase consideration was USD 8.7 billion. The purchase price allocation resulted in net identifiable assets of approximately USD 7.2 billion, consisting of USD 8.5 billion intangible assets, USD 1.6 billion net deferred tax liabilities and other net assets of USD 0.3 billion, and goodwill of approximately USD 1.5 billion. Results of operations since the date of acquisition were not material. AveXis, Inc. is focused on developing and commercializing novel treatments for patients suffering from rare and life-threatening neurological genetic diseases. AveXis, Inc.’s initial product candidate, AVXS-101, is a proprietary gene therapy currently in development for the treatment of spinal muscular atrophy (SMA) type 1 – the leading genetic cause of infant mortality – and SMA types 2 and 3. In addition, AveXis, Inc. has a pipeline of other novel treatments for rare neurological diseases, including Rett syndrome (RTT) and a genetic form of amyotrophic lateral sclerosis (ALS) caused by mutations in the superoxide dismutase 1 (SOD1) gene.
AveXis, Inc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents							$ (8,700,000,000)
Identifiable assets acquired (liabilities assumed)							7,200,000,000
Additional recognition, goodwill							1,500,000,000
Cash offer per ordinary share							$ 218
Percentage of share capital tendered at the expiration of the tender offer							100.00%
Other net assets							$ 300,000,000
Deferred tax liability (asset)							1,600,000,000
Intangible assets other than goodwill							$ 8,500,000,000
Endocyte
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													On October 18, 2018, Novartis entered into an agreement and plan of merger with Endocyte, a US-based bio-pharmaceutical company focused on developing targeted therapeutics for cancer treatment. The transaction was completed on December 21, 2018. Under the terms of the agreement, Novartis acquired all outstanding shares of Endocyte common stock for USD 24 per share. The total consideration amounted to USD 2.1 billion. The fair value of the total purchase consideration was USD 2.1 billion. The preliminary purchase price allocation resulted in net identiﬁable assets of approximately USD 1.5 billion, consisting of USD 1.5 billion intangible assets, USD 0.3 billion net deferred tax liabilities and other net assets of USD 0.3 billion, and goodwill of approximately USD 0.6 billion. The purchase price allocation is preliminary as the transaction closed on December 21, 2018, which is close to the Group’s year-end and therefore not providing sufficient time to complete the valuation of the intangible assets, deferred taxes, assumed liabilities and goodwill. If new information is obtained within 12 months from December 21, 2018, about facts and circumstances that existed at the date of the acquisition identiﬁes adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised. The Group currently does not expect such potential revisions to be material. The 2018 results from operations since the date of the acquisition were not material. Endocyte uses drug conjugation technology to develop targeted therapies with companion imaging agents, including 177Lu-PSMA-617, a potential ﬁrst-in-class investigational radioligand therapy for the treatment of metastatic castration-resistant prostate cancer (mCRPC).
Endocyte | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 2,100,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents					(2,100,000,000)
Identifiable assets acquired (liabilities assumed)					1,500,000,000
Additional recognition, goodwill					600,000,000
Cash offer per ordinary share					24
Other net assets					300,000,000
Deferred tax liability (asset)					200,000,000
Intangible assets other than goodwill					$ 1,400,000,000
GSK Consumer Healthcare | Corporate
Disclosure of detailed information about business combination [line items]
Divested interest in associate								36.50%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations								$ 13,000,000,000
Pre tax profit (loss) from divestment of business								$ 5,800,000,000
Xiidra | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													On May 8, 2019, Novartis entered into an agreement with Takeda Pharmaceutical Company Limited (Takeda) to acquire the assets associated with Xiidra® (lifitegrast ophthalmic solution) 5% worldwide. Xiidra is the first and only prescription treatment approved to treat both signs and symptoms of dry eye by inhibiting inflammation caused by the disease. The transaction bolsters the Novartis front-of-the-eye portfolio and ophthalmic leadership. The transaction closed on July 1, 2019. The purchase price consists of an USD 3.4 billion upfront payment, customary purchase price adjustments of USD 0.1 billion and the potential milestone payments up to USD 1.9 billion, which Takeda is eligible to receive upon the achievement of specified commercialization milestones.
Portion of consideration paid (received) consisting of cash and cash equivalents	$ (3,400,000,000)
Potential milestone maximum payments	1,900,000,000
Customary purchase price adjustment	$ 100,000,000
IFM Tre, Inc.
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													On May 7, 2019, Novartis acquired IFM Tre, Inc., a privately held, US based biopharmaceutical company focused on developing anti-inflammatory medicines targeting the NLRP3 inflammasome. The acquisition gives Novartis full rights to IFM Tre, Inc.’s portfolio of NLPR3 antagonists. The NLPR3 antagonists portfolio consists of one clinical and two pre-clinical programs: IFM-2427, a first-in-class, clinical stage systemic antagonist for an array of chronic inflammatory disorders including atherosclerosis and nonalcoholic steatohepatitis (NASH); a pre-clinical stage gutdirected molecule for the treatment of inflammatory bowel disease; and a pre-clinical stage central nervous system (CNS)-penetrant molecule. The previously held interest of 9% is adjusted to its preliminary fair value of USD 34 million through the consolidated income statement at acquisition date. This remeasurement resulted in a gain of USD 16 million. The preliminary fair value of the total purchase consideration for acquiring the 91% stake Novartis did not already own amounted to USD 373 million. The amount consisted of an initial cash payment of USD 285 million and the preliminary net present value of the contingent consideration of USD 88 million due to the IFM Tre, Inc. shareholders, which they are eligible to receive upon the achievement of specified development and commercialization milestones. The preliminary purchase price allocation resulted in net identifiable assets of USD 366 million and goodwill of USD 41 million. Results of operations since the date of acquisition were not material.
IFM Tre, Inc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 373,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents		(285,000,000)
Contingent liabilities recognised as of acquisition date		88,000,000
Identifiable assets acquired (liabilities assumed)		366,000,000
Additional recognition, goodwill		$ 41,000,000
Divested interest in associate		9.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 34,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 16,000,000
Percentage of voting equity interests acquired		91.00%
PowerVision, Inc.
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													In March 2019, Alcon acquired PowerVision, Inc. (PowerVision), a privately-held, US-based medical device development company focused on developing accommodative, implantable intraocular lenses. The fair value of the total purchase consideration was USD 424 million. The amount consisted of an initial cash payment of USD 289 million and the net present value of the contingent consideration of USD 135 million, due to PowerVision shareholders, which they are eligible to receive upon the achievement of specified regulatory and commercialization milestones. The preliminary purchase price allocation resulted in net identifiable assets of USD 418 million, consisting of intangible assets, of USD 505 million, net deferred tax liabilities of USD 93 million, other net assets of USD 6 million, and goodwill of USD 6 million. The 2019 results of operations since the date of the acquisition are not material.
Glaxosmithkline Consumer Healthcare Holdings Limited, Brentford, Middlesex [member] | GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction													On March 27, 2018, Novartis entered into an agreement with GlaxoSmithKline plc (GSK) to divest its 36.5% stake in GlaxoSmithKline Consumer Healthcare Holdings Ltd. to GSK for USD 13.0 billion in cash. As a result, Novartis discontinued the use of equity method accounting starting from April 1, 2018. On June 1, 2018, the transaction closed and Novartis realized a pre-tax gain of USD 5.8 billion, recorded in income from associated companies. On June 1, 2018, the transaction closed and Novartis realized a pre-tax gain of USD 5.8 billion, recorded in income from associated companies.
Discontinued operations
Disclosure of detailed information about business combination [line items]
Profit (loss) from discontinued operations											4,691,000,000	40,000,000	$ 4,590,000,000	98,000,000
Intangible assets other than goodwill											11,121,000,000		11,121,000,000
Revenue from sale of goods												$ 1,819,000,000	1,809,000,000	$ 3,601,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net											$ 4,691,000,000		$ 4,691,000,000
Discontinued operations | Borrowings, USD [member]
Disclosure of detailed information about business combination [line items]
Other borrowings															$ 2,800,000,000
Discontinued operations | Borrowings, EUR [member]
Disclosure of detailed information about business combination [line items]
Other borrowings															400,000,000
Discontinued operations | Alcon
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances				$ 3,100,000,000
Net assets derecognized				20,000,000,000
Other borrowings															3,200,000,000
Dividend in kind distribution liability				$ 23,400,000,000
Borrowings															3,500,000,000
Net asstes liabilities										23,100,000,000
Financial assets, at fair value			$ 1,300,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net			$ 4,700,000,000
Additional borrowings															$ 300,000,000
Discontinued operations | PowerVision, Inc. | Alcon
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										424,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents										(289,000,000)
Contingent liabilities recognised as of acquisition date										135,000,000
Identifiable assets acquired (liabilities assumed)										418,000,000
Additional recognition, goodwill										6,000,000
Other net assets										6,000,000
Deferred tax liability (asset)										93,000,000
Intangible assets other than goodwill										$ 505,000,000